DEBT FINANCING ARRANGEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DEBT FINANCING ARRANGEMENTS
Debt financing arrangements
	2023	2022
Loans and advances (1)	$470,092	$470,092
Convertible notes payable (2)	3,424,556	3,054,869
Factoring agreements (3)	532,467	577,177
Debt – third party	$4,427,115	$4,102,138

Line of credit, related party secured by assets (4)	$2,742,929	$2,742,929
Debt– other related party, net of discounts (5)	2,015,500	2,015,500
Convertible debt – related party (6)	553,100	553,100
Shareholder debt (7)	144,081	4,150
Debt – related party	$5,455,610	$5,315,679

Total financing arrangements	$9,882,725	$9,417,817

Less current portion:
Loans, advances and factoring agreements – third party	$(1,002,559)	$(902,809)
Convertible notes payable third party	(3,424,556)	(3,054,869)
Debt – related party, net of discount	(4,902,510)	(4,762,579)
Convertible notes payable– related party	(553,100)	(553,100)
	(9,882,725)	(9,273,357)
Total long term debt	$—	$144,460

	2022	2021
Loans and advances (1)	$844,053	$941,242
Convertible notes payable (2)	3,054,869	1,162,606
Factoring agreements (3)	577,177	723,754
Debt – third party	$4,476,099	$2,827,602

Line of credit, related party secured by assets (4)	$2,742,929	$3,043,390
Debt– other related party, net of discounts (5)	2,015,500	7,450,000
Convertible debt – related party (6)	553,100	902,781
Shareholder debt (7)	4,150	49,452
Debt – related party	$5,315,679	$11,445,623

Total financing arrangements	$9,791,778	$14,273,225

Less current portion:
Loans, advances and factoring agreements – third party	$(1,276,770)	$(1,446,571)
Convertible notes payable third party	(3,054,869)	(1,162,606
Debt – related party, net of discount	(4,762,579)	(10,542,842)
Convertible notes payable– related party	(553,100)	(902,781)
	(9,647,318)	(14,054,800)
Total long term debt	$144,460	$218,425